Income Taxes (Details 5) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax explanatory [Abstract]
Unused tax losses carryforwards	$ 25,868,554	$ 33,392,529
Unused investment tax credits	706,648	47,268
Difference in depreciation expense for tax and financial purposes	2,104,639	2,471,376
Inventories write-down	10,328	536,102
Others	655,974	3,545,013
Total unrecognized deferred tax assets	$ 29,346,143	$ 39,992,288